Stock-based Compensation Plans and Awards (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of warrants/options Outstanding, Beginning	10,648,389
Number of options Outstanding, Granted
Number of options Outstanding, Cancelled/Forfeited
Number of warrants/options Outstanding, Ending	10,648,389	10,648,389
Number of options Outstanding, Exercisable
Weighted-Average Exercise Price, Granted		$ 0.61	$ 0.12
Stock-based Compensation Plans and Awards [Member]
Number of warrants/options Outstanding, Beginning	3,663,095	1,339,728	1,251,633
Number of options Outstanding, Granted	150,000	2,657,921	126,948
Number of options Outstanding, Cancelled/Forfeited	(26,370)	(325,000)	(28,662)
Number of options Outstanding, Exercised		(9,554)
Number of options Outstanding, Repurchased			(10,191)
Number of warrants/options Outstanding, Ending	3,786,725	3,663,095	1,339,728	1,251,633
Number of options Outstanding, Exercisable	1,671,975	1,165,783	886,545
Weighted-Average Exercise Price, Beginning	$ 0.69	$ 0.22	$ 0.17
Weighted-Average Exercise Price, Granted	0.69	1.00	0.71
Weighted-Average Exercise Price, Cancelled/Forfeited	$ 1.00	1.00	0.04
Weighted-Average Exercise Price, Exercised		0.04
Weighted-Average Exercise Price, Repurchased			0.35
Weighted-Average Exercise Price, Ending	$ 0.64	0.69	0.22	$ 0.17
Weighted-Average Exercise Price, Exercisable	$ 0.42	$ 0.28	$ 0.22
Weighted-Average Remaining Contractual Term	7 years 8 months 12 days	7 years 8 months 12 days	6 years	6 years 3 months 18 days
Weighted-Average Remaining Contractual Term, Ending	8 years 1 month 6 days